Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Consolidated Financial Information of Variable Interest Entity

The following consolidated financial information of the Group’s VIEs excluding the inter company items with the Group’s subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	December 31,
	2011	2012
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	99,815	204,606
Short-term deposits	—	90,000
Accounts receivable, net	7,640	41,824
Amount due from a related party	2,000	1,073
Prepayments and other current assets	6,669	14,897
Deferred tax assets	7,750	25,666

Total current assets	123,874	378,066

Non-current assets
Deferred tax assets	329	92
Investments	5,244	2,950
Property and equipment, net	51,095	88,709
Intangible assets, net	796	3,218

Total non-current assets	57,464	94,969

Total assets	181,338	473,035

Liabilities

Current liabilities
Accounts payable	14,196	27,124
Deferred revenue	40,357	158,323
Advances from users	2,453	7,271
Income taxes payable	8,374	32,885
Accrued liabilities and other current liabilities	30,327	81,223
Amounts due to related parties	870	2,604

Total current liabilities	96,577	309,430

Non-current liabilities
Deferred revenue	448	4,525

Total liabilities	97,025	313,955

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	89,434	232,376	702,929
Net (loss) income	(146,134)	(79,334)	80,071

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	11,886	57,313	322,378
Net cash used in investing activities	(24,763)	(46,475)	(152,197)
Net cash provided/ (used in)by financing activities	—	—	—

	(12,877)	10,838	170,182

Online game revenues [Member]
Summary of Major Customers of Online Game Revenue, Online Advertising Revenues and Accounts Receivable

The following table summarizes the games that account for more than 10% of the Group’s online game revenues:

	For the year ended December 31,
	2010	2011	2012

Online game
A1	63%	47%	16%
A2	11%	*	*
A3	*	10%	*
A4	*	*	13%

Online advertising [Member]
Summary of Major Customers of Online Game Revenue, Online Advertising Revenues and Accounts Receivable

The following table summarizes the percentage of the Group’s online advertising revenues from customers with over 10% of total online advertising revenues:

	For the year ended December 31,
	2010	2011	2012

Customer

B1	28%	36%	49%
B2	10%	22%	16%
B3	*	*	13%
B4	13%	12%	*
B5	16%	12%	*

Accounts receivable [Member]
Summary of Major Customers of Online Game Revenue, Online Advertising Revenues and Accounts Receivable

The following table summarizes the percentage of accounts receivable from collection agencies and customers with over 10% of total accounts receivable:

	December 31,
	2010	2011	2012

Collection agencies and customers
B1	24%	31%	34%
B2	*	*	16%
B3	12%	*	*
B4	12%	12%	*
B5	19%	12%	*

*	Less than 10%